Fair value of financial assets and liabilities - Fair value of financial assets and liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Carried at fair value:
Financial assets carried at FVTP&L	€ 380	€ 288
Financial assets carried at FVTOCI	252	244
Derivative financial instruments	99	77
Financial assets carried at fair value	731	609
Carried at (amortized) cost:
Financial assets carried at (amortized) cost	6,607	6,382
Total financial assets	7,338	6,992
Carried at fair value:
Financial liabilities carried at FVTP&L	(111)	(113)
Derivative financial instruments	(39)	(63)
Financial liabilities carried at fair value	(149)	(176)
Carried at (amortized) cost:
Financial liabilities carried at (amortized) cost	(10,107)	(9,551)
Total financial liabilities	(10,257)	(9,728)
Contingent consideration
Carried at fair value:
Financial liabilities carried at FVTP&L	(111)	(113)
Accounts payable
Carried at (amortized) cost:
Financial liabilities carried at (amortized) cost	(1,927)	(1,830)
Interest accrual
Carried at (amortized) cost:
Financial liabilities carried at (amortized) cost	(95)	(83)
Debt (Corporate bonds and leases)
Carried at (amortized) cost:
Financial liabilities carried at (amortized) cost	(7,757)	(7,397)
Debt (excluding corporate bonds and leases)
Carried at (amortized) cost:
Financial liabilities carried at (amortized) cost	(327)	(241)
Debt instruments
Carried at fair value:
Financial assets carried at FVTP&L	302	231
Financial assets carried at FVTOCI	8	21
Equity instruments
Carried at fair value:
Financial assets carried at FVTP&L	2	3
Financial assets carried at FVTOCI	213	222
Other financial assets
Carried at fair value:
Financial assets carried at FVTP&L	76	54
Current financial assets
Carried at fair value:
Financial assets carried at FVTOCI	0	2
Cash and cash equivalents
Carried at (amortized) cost:
Financial assets carried at (amortized) cost	2,794	2,401
Other non-current loans and receivables
Carried at (amortized) cost:
Financial assets carried at (amortized) cost	103	102
Receivables - current
Carried at fair value:
Financial assets carried at FVTOCI	13	0
Carried at (amortized) cost:
Financial assets carried at (amortized) cost	3,517	3,672
Receivables - non-current
Carried at fair value:
Financial assets carried at FVTOCI	17
Carried at (amortized) cost:
Financial assets carried at (amortized) cost	193	208
At fair value
Carried at fair value:
Financial assets carried at FVTP&L	380	288
Financial assets carried at FVTOCI	252	244
Derivative financial instruments	99	77
Financial assets carried at fair value	731	609
Carried at fair value:
Financial liabilities carried at FVTP&L	(111)	(113)
Derivative financial instruments	(39)	(63)
Financial liabilities carried at fair value	(149)	(176)
At fair value | Contingent consideration
Carried at fair value:
Financial liabilities carried at FVTP&L	(111)	(113)
At fair value | Debt (Corporate bonds and leases)
Carried at (amortized) cost:
Financial liabilities carried at (amortized) cost	(7,818)	(7,363)
At fair value | Debt instruments
Carried at fair value:
Financial assets carried at FVTP&L	302	231
Financial assets carried at FVTOCI	8	21
At fair value | Equity instruments
Carried at fair value:
Financial assets carried at FVTP&L	2	3
Financial assets carried at FVTOCI	213	222
At fair value | Other financial assets
Carried at fair value:
Financial assets carried at FVTP&L	76	54
At fair value | Current financial assets
Carried at fair value:
Financial assets carried at FVTOCI	0	2
At fair value | Receivables - current
Carried at fair value:
Financial assets carried at FVTOCI	13	€ 0
At fair value | Receivables - non-current
Carried at fair value:
Financial assets carried at FVTOCI	17
Level 1
Carried at fair value:
Financial assets carried at FVTOCI	2
Financial assets carried at fair value	2
Level 1 | Debt (Corporate bonds and leases)
Carried at (amortized) cost:
Financial liabilities carried at (amortized) cost	(6,854)
Level 1 | Equity instruments
Carried at fair value:
Financial assets carried at FVTOCI	2
Level 2
Carried at fair value:
Financial assets carried at FVTP&L	53
Financial assets carried at FVTOCI	38
Derivative financial instruments	82
Financial assets carried at fair value	173
Carried at fair value:
Derivative financial instruments	(39)
Financial liabilities carried at fair value	(39)
Level 2 | Debt (Corporate bonds and leases)
Carried at (amortized) cost:
Financial liabilities carried at (amortized) cost	(963)
Level 2 | Debt instruments
Carried at fair value:
Financial assets carried at FVTOCI	8
Level 2 | Other financial assets
Carried at fair value:
Financial assets carried at FVTP&L	53
Level 2 | Receivables - current
Carried at fair value:
Financial assets carried at FVTOCI	13
Level 2 | Receivables - non-current
Carried at fair value:
Financial assets carried at FVTOCI	17
Level 3
Carried at fair value:
Financial assets carried at FVTP&L	328
Financial assets carried at FVTOCI	212
Derivative financial instruments	17
Financial assets carried at fair value	556
Carried at fair value:
Financial liabilities carried at FVTP&L	(111)
Financial liabilities carried at fair value	(111)
Level 3 | Contingent consideration
Carried at fair value:
Financial liabilities carried at FVTP&L	(111)
Level 3 | Debt instruments
Carried at fair value:
Financial assets carried at FVTP&L	302
Level 3 | Equity instruments
Carried at fair value:
Financial assets carried at FVTP&L	2
Financial assets carried at FVTOCI	212
Level 3 | Other financial assets
Carried at fair value:
Financial assets carried at FVTP&L	23
Level 3 | Current financial assets
Carried at fair value:
Financial assets carried at FVTOCI	€ 0